Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Net Income (Loss) Per Share [Abstract]
Schedule of basic and diluted income (loss) per share
	Years ended December 31,
	2014	2015	2016

Net income (loss) attributable to China Finance Online Co. Limited	$(7,167,849)	$22,482,416	$(1,678,813)

Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	109,385,712	110,997,871	113,213,912

Plus: Incremental shares from assumed conversions of stock options, restricted shares and nonvested shares	-	14,131,892	-
Weighted average ordinary shares outstanding used in computing diluted net income (loss) per share	109,385,712	125,129,763	113,213,912

Net income (loss) per share attributable to China Finance Online Co. Limited
- basic	$(0.07)	$0.20	$(0.01)
- diluted	$(0.07)	$0.18	$(0.01)